                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  06/30/03
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     8/6/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   265,424,000
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
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
------------------------------------------------------------------------------------------------------------------------------------

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

             Form 13F Information Table - Birinyi Associates 6/30/03

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               Column 1                  Column 2      Column 3  Column 4         Column 5       Column 6          Column 8
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                                                                                                                Voting authority
                Name of                Title of class    CUSIP     Value     Shrs or  SH/  Put/ Investment  ------------------------
                Issuer                                           (x $1000)   prn amt  PRN  Call discretion  Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                    COMMON STOCK   78462F103   $34,674    355,160                        SOLE    355,160
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DIAMONDS Trust Series I                COMMON STOCK   252787106   $9,216     102,500                        SOLE    102,500
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Wal-Mart Stores Inc                    COMMON STOCK   931142103   $8,388     156,290                        SOLE    156,290
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International Business Machines Corp   COMMON STOCK   459200101   $8,300     100,602                        SOLE    100,602
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Citigroup Inc                          COMMON STOCK   172967101   $7,823     182,784                        SOLE    182,784
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Microsoft Corp                         COMMON STOCK   594918104   $7,702     300,390                        SOLE    300,390
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Dell Inc                               COMMON STOCK   24702R101   $5,808     182,400                        SOLE    182,400
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                             COMMON STOCK   717081103   $5,726     167,672                        SOLE    167,672
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                       COMMON STOCK   30231G102   $5,198     144,742                        SOLE    144,742
------------------------------------------------------------------------------------------------------------------------------------
3M Co                                  COMMON STOCK   88579Y101   $5,159      40,000                        SOLE    40,000
------------------------------------------------------------------------------------------------------------------------------------
American Express Co                    COMMON STOCK   025816109   $4,496     107,525                        SOLE    107,525
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                      COMMON STOCK   478160104   $4,407      85,250                        SOLE    85,250
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc                 COMMON STOCK   084670108   $4,205        58                          SOLE      58
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                   COMMON STOCK   060505104   $4,200      53,139                        SOLE    53,139
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General Electric Co                    COMMON STOCK   369604103   $3,830     133,536                        SOLE    133,536
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Goldman Sachs Group Inc                COMMON STOCK   38141G104   $3,823      45,651                        SOLE    45,651
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American International Group           COMMON STOCK   026874107   $3,654      66,214                        SOLE    66,214
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Procter & Gamble Co                    COMMON STOCK   742718109   $3,293      36,925                        SOLE    36,925
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Fannie Mae                             COMMON STOCK   313586109   $3,237      48,000                        SOLE    48,000
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Verizon Communications Inc             COMMON STOCK   92343V104   $2,259      57,250                        SOLE    57,250
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Merck & Co Inc                         COMMON STOCK   589331107   $2,143      35,400                        SOLE    35,400
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Coca-Cola Co/The                       COMMON STOCK   191216100   $2,038      43,906                        SOLE    43,906
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Intel Corp                             COMMON STOCK   458140100   $2,012      96,688                        SOLE    96,688
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Merrill Lynch & Co Inc                 COMMON STOCK   590188108   $1,860      39,850                        SOLE    39,850
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp               COMMON STOCK   913017109   $1,806      25,500                        SOLE    25,500
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Eli Lilly & Co                         COMMON STOCK   532457108   $1,752      25,400                        SOLE    25,400
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Morgan Stanley                         COMMON STOCK   617446448   $1,530      35,784                        SOLE    35,784
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Consolidated Edison Inc                COMMON STOCK   209115104   $1,515      35,000                        SOLE    35,000
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eBay Inc                               COMMON STOCK   278642103   $1,440      13,850                        SOLE    13,850
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Cisco Systems Inc                      COMMON STOCK   17275R102   $1,422      84,670                        SOLE    84,670
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Northrop Grumman Corp                  COMMON STOCK   666807102   $1,294      15,000                        SOLE    15,000
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Schlumberger Ltd                       COMMON STOCK   806857108   $1,251      26,300                        SOLE    26,300
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Kohl's Corp                            COMMON STOCK   500255104   $1,241      24,150                        SOLE    24,150
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Amgen Inc                              COMMON STOCK   031162100   $1,240      18,800                        SOLE    18,800
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UST Inc                                COMMON STOCK   902911106   $1,138      32,500                        SOLE    32,500
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Yahoo! Inc                             COMMON STOCK   984332106   $1,138      34,800                        SOLE    34,800
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SBC Communications Inc                 COMMON STOCK   78387G103   $1,104      43,198                        SOLE    43,198
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Dow Chemical Co/The                    COMMON STOCK   260543103   $1,091      35,250                        SOLE    35,250
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Continental Airlines Inc               COMMON STOCK   210795308   $1,071      71,550                        SOLE    71,550
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Bristol-Myers Squibb Co                COMMON STOCK   110122108   $1,013      37,300                        SOLE    37,300
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ChevronTexaco Corp                     COMMON STOCK   166764100    $975       13,500                        SOLE    13,500
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Texas Instruments Inc                  COMMON STOCK   882508104    $970       55,100                        SOLE    55,100
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DR Horton Inc                          COMMON STOCK   23331A109    $969       34,500                        SOLE    34,500
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Abbott Laboratories                    COMMON STOCK   002824100    $907       20,720                        SOLE    20,720
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Cigna Corp                             COMMON STOCK   125509109    $906       19,300                        SOLE    19,300
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JP Morgan Chase & Co                   COMMON STOCK   46625H100    $754       22,050                        SOLE    22,050
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Altria Group Inc                       COMMON STOCK   02209S103    $733       16,140                        SOLE    16,140
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Alliance Capital Management Holding LP  PARTNERSHIP   01855A101    $692       18,950                        SOLE    18,950
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Amazon.Com Inc                         COMMON STOCK   023135106    $690       19,000                        SOLE    19,000
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Autozone Inc                           COMMON STOCK   053332102    $684       9,000                         SOLE     9,000
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Accredited Home Lenders Holding Co     COMMON STOCK   00437P107    $601       31,300                        SOLE    31,300
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Peoples Bank Bridgeport                COMMON STOCK   710198102    $539       18,600                        SOLE    18,600
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

             Form 13F Information Table - Birinyi Associates 6/30/03

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               Column 1                  Column 2      Column 3  Column 4         Column 5       Column 6          Column 8
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                                                                                                                Voting authority
                Name of                Title of class    CUSIP     Value     Shrs or  SH/  Put/ Investment  ------------------------
                Issuer                                           (x $1000)   prn amt  PRN  Call discretion  Sole     Shared    None
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
Nasdaq-100 Index Tracking Stock        COMMON STOCK    631100104    $521     17,400               SOLE     17,400
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Lehman Brothers Holdings Inc           COMMON STOCK    524908100    $519     7,800                SOLE      7,800
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BP PLC                                      ADR        055622104    $513     12,216               SOLE     12,216
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Best Buy Co Inc                        COMMON STOCK    086516101    $483     11,000               SOLE     11,000
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Washington Mutual Inc                  COMMON STOCK    939322103    $467     11,300               SOLE     11,300
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Gallaher Group Plc                          ADR        363595109    $455     11,500               SOLE     11,500
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NVR Inc                                COMMON STOCK    62944T105    $411     1,000                SOLE      1,000
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Hewlett-Packard Co                     COMMON STOCK    428236103    $397     18,660               SOLE     18,660
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Gap Inc/The                            COMMON STOCK    364760108    $375     20,000               SOLE     20,000
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BellSouth Corp                         COMMON STOCK    079860102    $373     14,000               SOLE     14,000
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Tiffany & Co                           COMMON STOCK    886547108    $359     11,000               SOLE     11,000
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Colgate-Palmolive Co                   COMMON STOCK    194162103    $348     6,000                SOLE      6,000
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AOL Time Warner Inc                    COMMON STOCK    00184A105    $344     21,400               SOLE     21,400
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Intuit Inc                             COMMON STOCK    461202103    $335     7,500                SOLE      7,500
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Caterpillar Inc                        COMMON STOCK    149123101    $334     6,000                SOLE      6,000
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Tyco International Ltd                 COMMON STOCK    902124106    $280     14,754               SOLE     14,754
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Progressive Corp/The                   COMMON STOCK    743315103    $256     3,500                SOLE      3,500
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Medimmune Inc                          COMMON STOCK    584699102    $255     7,000                SOLE      7,000
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Home Depot Inc                         COMMON STOCK    437076102    $248     7,500                SOLE      7,500
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Baxter International Inc               COMMON STOCK    071813109    $247     9,500                SOLE      9,500
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ConocoPhillips                         COMMON STOCK    20825C104    $247     4,500                SOLE      4,500
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Oracle Corp                            COMMON STOCK    68389X105    $246     20,500               SOLE     20,500
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Viacom Inc                             COMMON STOCK    925524308    $220     5,050                SOLE      5,050
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JM Smucker Co/The                      COMMON STOCK    832696405    $220     5,504                SOLE      5,504
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Reebok International Ltd               COMMON STOCK    758110100    $219     6,500                SOLE      6,500
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Vornado Realty Trust                   COMMON STOCK    929042109    $218     5,000                SOLE      5,000
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Bear Stearns Cos Inc/The               COMMON STOCK    073902108    $217     3,000                SOLE      3,000
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iShares MSCI EAFE Index Fund           COMMON STOCK    464287465    $217     2,000                SOLE      2,000
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Berkshire Hathaway Inc                 COMMON STOCK    084670207    $204       84                 SOLE       84
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Immunomedics Inc                       COMMON STOCK    452907108    $171     27,000               SOLE     27,000
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VelocityHSI Inc                        COMMON STOCK    92257K102     $0      24,300               SOLE     24,300
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Neomedia Technologies Inc              COMMON STOCK    640505103     $0      10,000               SOLE     10,000
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US Treasury Bill 7/3/03                    BILL        912795NB3    $305    305,000               SOLE     305,000
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